Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	May 25, 2022 USD ($) shares	Feb. 08, 2022 USD ($) shares	Jan. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) CUSTOMER Supplier $ / shares shares	Dec. 31, 2020 USD ($) CUSTOMER Supplier	Jan. 01, 2022 USD ($)
Accounting Policies [Line Items]
Percentage of the shares with redemption rights		2.2	97.3
Cash received	$ 9,900
Cash acquired from business acquisition and PIPE financing						$ 43,800		$ 43,800
Payment For Settlement Of Debt Outstanding						106,000		106,000
Proceeds From Share Subscription Facility Provided By Business Acquired						$ 125,000		125,000
Exchange of Common stock for settlement | shares	25,100,000
Lessee, Operating Lease, Term of Contract				12 months		12 months
Operating Lease, Right-of-Use Asset				$ 100		$ 100				$ 500
Operating Lease, Liability				131		131				$ 500
Foreign currency translation gain (loss)				(7)	$ (11)	(18)	$ (6)	0	$ 12
Collateral to offset certain short-term unsecured lending commitments								70	70
Accounts Receivable, Allowance for Credit Loss, Current				224		224		$ 224	224
Standard limited warranty term								2 years
Customer deposits								$ 1,000	1,100
Contract assets								0	0
Deferred transaction costs								3,400	0
Research and development				6,441	$ 3,740	19,265	$ 8,097	17,011	15,373
Advertising costs								700	500
Impairment charges								0	0
Long-Term Debt								67,135	39,400
Due to Related Parties, Noncurrent				$ 0		$ 0		16,670	5,957
Short-term debt								34,311	0
Convertible notes [Member]
Accounting Policies [Line Items]
Convertible Notes Payable, Fair Value Disclosure								99,000	45,100
Convertible Notes Payable								105,800	51,300
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net								38,600	11,900
Long-Term Debt								16,200	33,400
Due to Related Parties, Noncurrent								16,700	6,000
Short-term debt								34,300
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net								$ 0	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration risk number of major customers | Customer | CUSTOMER								2	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | MajorCustomer [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage								10.00%	10.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration risk number of major customers | Customer | CUSTOMER								2	3
Credit Concentration Risk [Member] | Accounts Receivable [Member] | CustomerOne [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage								26.00%	16.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | CustomerTwo [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage								21.00%	16.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | CustomerThree [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage									10.00%
Supplier Concentration Risk [Member] | InventoryPurchases [Member]
Accounting Policies [Line Items]
Concentration risk number of major customers | Customer | Supplier								2	2
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | SupplierOne [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage								52.00%	63.00%
Concentration risk, Amount								$ 600	$ 800
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | SupplierTwo [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage								10.00%	11.00%
Concentration risk, Amount								$ 200	$ 100
Research and Development Expense [Member]
Accounting Policies [Line Items]
Research and development								$ 200	$ 800
Minimum [Member]
Accounting Policies [Line Items]
Post contract support services term								12 months
Description of payment terms								30
Maximum [Member]
Accounting Policies [Line Items]
Post contract support services term								24 months
Description of payment terms								60
Merger Agreement [Member] | Quanergy Common Stock [Member]
Accounting Policies [Line Items]
Common stock convertible, conversion ratio		3.8799
Merger Agreement [Member] | Quanergy Common Stock [Member] | Minimum [Member]
Accounting Policies [Line Items]
Class of warrant or right conversion ratio		1
Merger Agreement [Member] | Quanergy Common Stock [Member] | Maximum [Member]
Accounting Policies [Line Items]
Class of warrant or right conversion ratio		1
Common Class A [Member] | Merger Agreement [Member] | Quanergy Systems, Inc [Member]
Accounting Policies [Line Items]
Number Shareholders of the Company | shares		600,000	26,867,796
Right exercised to redeem shares for cash at redemption price per share | $ / shares			$ 10.07
Number of Redemption Right Shares Reversed		$ 6,000
Right exercised to redeem shares for cash at redemption			$ 270,500
Series B Preferred Stock [Member] | Merger Agreement [Member]
Accounting Policies [Line Items]
Preferred stock convertible, conversion ratio		11.5423
Series C Preferred Stock [Member] | Merger Agreement [Member]
Accounting Policies [Line Items]
Preferred stock convertible, conversion ratio		14.3118
PIPE Shares [Member] | Subscription Agreement [Member]
Accounting Policies [Line Items]
Number of shares subscribed to purchase | shares						3,695,000		3,695,000
Per share price of subscribed shares | $ / shares						$ 10		$ 10
Value of subscribed shares						$ 37,000		$ 37,000